Summary of Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Income Tax Holiday [Line Items]
Total tax benefits	$ 26,773	$ 7,561
2010
Income Tax Holiday [Line Items]
Total tax benefits		7,561
2011
Income Tax Holiday [Line Items]
Total tax benefits	7,923
2012
Income Tax Holiday [Line Items]
Total tax benefits	11,451
2013
Income Tax Holiday [Line Items]
Total tax benefits	$ 7,399